Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	4 Months Ended		6 Months Ended	7 Months Ended	10 Months Ended		13 Months Ended	16 Months Ended		19 Months Ended	22 Months Ended		28 Months Ended	34 Months Ended	40 Months Ended	46 Months Ended	52 Months Ended
	Nov. 08, 2024	Apr. 22, 2022	Nov. 30, 2024	Feb. 28, 2025	Aug. 31, 2022	Aug. 31, 2026	May 31, 2025	Aug. 31, 2025	Feb. 28, 2023	Nov. 30, 2025	Feb. 28, 2026	Aug. 31, 2023	May 31, 2026	Aug. 31, 2026	Feb. 29, 2024	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025	Feb. 28, 2026	Aug. 31, 2026
C000254728
Account Value [Line Items]
Line Graph and Table Measure Name						FM Compounders Equity ETF
Accumulated Value	$ 10,000		$ 10,304	$ 10,274			$ 10,322	$ 10,729		$ 10,833	$ 10,831		$ 11,600	$ 11,937
C000232649
Account Value [Line Items]
Line Graph and Table Measure Name						FM Focus Equity ETF
Accumulated Value		$ 10,000			$ 9,224				$ 9,266			$ 10,167			$ 11,513	$ 12,440	$ 13,075	$ 14,233	$ 14,202	$ 15,533
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	$ 10,000		$ 10,195	$ 9,831			$ 9,685	$ 10,387		$ 10,601	$ 11,400		$ 11,664	$ 12,309
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 9,316				$ 9,433			$ 10,801			$ 12,306	$ 13,732	$ 14,571	$ 15,913	$ 17,046	$ 19,156